July 5, 2000

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

ATTN:	Office of Filings, Information and Consumer Services

RE:	Alleghany Funds (the "Company")
	File Nos. 33-68666 and 811-8004

Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification on behalf of the Company's Alleghany/Veredus SciTech Fund Prospectus and the combined Statement of Additional Information which do not differ from that contained in Post-Effective Amendment No. 22 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on June 30, 2000 (Accession # 00000927405-00-000182)

	Kindly return an electronic transmittal as evidence of your receipt of this filing. If you have any questions, please contact me at (617) 535-0544.

								Very truly yours,
	/s/ Kimberly A. Brimus
	Kimberly A. Brimus
	Regulatory Administrator


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